STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Preferred Stock	Common Stock USD ($)	Additional Paid-in Capital USD ($)	Accumulated Deficit USD ($)	Total Stockholders' Equity USD ($)
Beginning Balance, amount at Dec. 31, 2009		$ 4,308	$ 1,675,042	$ (2,097,121)	$ (417,771)
Beginning Balance, shares at Dec. 31, 2009		4,308,625			4,308,625
Issuance of common stock for professional services, shares		135,499			135,499
Issuance of common stock for professional services, value		135	97,925		98,060
Issuance of common stock for related party debt and accrued interest, shares		157,142			157,142
Issuance of common stock for related party debt and accrued interest, value		158	401,602		401,760
Issuance of common stock for cash ($30,000) and financing costs ($60,000), shares		125,000			125,000
Issuance of common stock for cash ($30,000) and financing costs ($60,000), value		125	89,875		90,000
Issuance of common stock for deferred offering costs, shares		92,593			92,593
Issuance of common stock for deferred offering costs, value		93	499,907		500,000
Issuance of common stock for payment of debt, shares		1,190,249			1,190,249
Issuance of common stock for payment of debt, value		1,190	698,809		699,999
Issuance of common stock for payment of accounts payable, shares		714,473			714,473
Issuance of common stock for payment of accounts payable, value		714	246,286		247,000
Issuance of common stock for share liability, shares		375,000			375,000
Issuance of common stock for share liability, value		375	179,625		180,000
Issuance of common stock for accrued compensation, shares		3,232,020			3,232,020
Issuance of common stock for accrued compensation, value		3,232	67,601		70,833
Issuance of common stock for debt conversion, shares		828,973			828,973
Issuance of common stock for debt conversion, value		829	64,921		65,750
Net loss for the period				(838,999)	(838,999)
Ending Balance, amount at Dec. 31, 2010		11,159	4,021,593	(2,936,120)	1,096,632
Ending Balance, shares at Dec. 31, 2010		11,159,574			11,159,574
Issuance of common stock for professional services, shares		533,553			533,553
Issuance of common stock for professional services, value		534	34,147		34,681
Issuance of common stock for deferred offering costs, shares		2,136,111			2,136,111
Issuance of common stock for deferred offering costs, value		2,136	49,114		51,250
Issuance of common stock for payment of accounts payable, shares		1,040,133			1,040,133
Issuance of common stock for payment of accounts payable, value		1,040	30,060		31,100
Issuance of common stock for accrued compensation, shares		1,988,054			1,988,054
Issuance of common stock for accrued compensation, value		1,988	21,570		23,558
Issuance of common stock for debt conversion, shares		19,236,424			19,236,424
Issuance of common stock for debt conversion, value		19,237	281,139		300,376
Common stock issuable for deferred offering cost, shares		5,208,333			5,208,333
Common stock issuable for deferred offering cost, value		5,208	88,542		93,750
Issuance of preferred stock to CEO, shares	51				51
Net loss for the period				(408,328)	(408,328)
Ending Balance, amount at Dec. 31, 2011		41,302	4,526,165	(3,344,448)	1,223,019
Ending Balance, shares at Dec. 31, 2011	51	41,302,182			41,302,233
Issuance of common stock for debt conversion, shares		19,199,208			19,199,208
Issuance of common stock for debt conversion, value		19,199	116,033		135,232
Reclasification of derivative liability associated with convertible debt			27,373		27,373
Net loss for the period				(221,669)	(221,669)
Ending Balance, amount at Mar. 31, 2012		$ 60,501	$ 4,669,571	$ (3,566,117)	$ 1,163,955
Ending Balance, shares at Mar. 31, 2012	51	60,501,390			60,501,441